Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 4,113.75
Total Fee Amount	4,113.75
Total Transaction Valuation	29,788,211.22	[1]
Total Offset Amount	(0)
Net Fee	$ 0.00
Offset Table N/A	N/A

[1]	Calculated as the aggregate maximum value of Shares being purchased. The fee of $$4,113.75 was paid in connection with the filing of the Schedule TO-I by Morgan Stanley Private Markets and Alternatives Fund - Balanced (File No. 005-95504) on May 15, 2026 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.